Debt Obligations (Tables)	6 Months Ended
Jun. 30, 2012
Debt Obligations [Abstract]
Long-term Debt

Long-term debt	At	At
	June 30,	December 31,
$ in millions	2012	2011
	Successor
First mortgage bonds maturing in October 2013 - 5.125%	$494.0	$503.6
Pollution control series maturing in January 2028 - 4.70%	36.1	36.1
Pollution control series maturing in January 2034 - 4.80%	179.6	179.6
Pollution control series maturing in September 2036 - 4.80%	96.2	96.2
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% (a)	100.0	100.0
U.S. Government note maturing in February 2061 - 4.20%	18.4	18.5
	924.3	934.0

Obligation for capital lease	0.2	0.4
Unamortized debt discount	-	-
Total long-term debt at subsidiary	924.5	934.4

Bank Term Loan - variable rates: 2.24% - 2.30% and 1.48% - 4.25% (b)	425.0	425.0
Senior unsecured bonds maturing October 2016 - 6.50%	450.0	450.0
Senior unsecured bonds maturing October 2021 - 7.25%	800.0	800.0
Note to DPL Capital Trust II maturing in September 2031 - 8.125%	19.7	19.5
Total long-term debt	$2,619.2	$2,628.9

Current Portion - Long-term Debt

Current portion - long-term debt	At	At
	June 30,	December 31,
$ in millions	2012	2011
	Successor
U.S. Government note maturing in February 2061 - 4.20%	$0.1	$0.1
Obligation for capital lease	0.3	0.3
Total current portion - long-term debt at subsidiary	$0.4	$0.4

Long-term Debt Maturities

$ in millions	DPL
Due within one year	$0.4
Due within two years	470.4
Due within three years	425.1
Due within four years	0.1
Due within five years	450.1
Thereafter	1,252.8
2,598.9

Unamortized adjustments to market value from purchase accounting	20.7
Total long-term debt	$2,619.6